FINANCIAL INSTRUMENTS - Derivatives Measured at Fair Value (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	€ 24	€ 32
Other financial liabilities - derivatives	41	42
Level 1
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	15	17
Other financial liabilities - derivatives	6	7
Level 2
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	9	15
Other financial liabilities - derivatives	35	35
Level 3
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	0	0
Other financial liabilities - derivatives	€ 0	€ 0